PROPERTY AND EQUIPMENT, NET (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 84,076	$ 48,340	$ 240,921	$ 134,901	$ 216,479	$ 63,857